Accounts payable and accrued expenses (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Accounts payable	$ 1,612,826	$ 494,515		$ 73,400
Accrued salaries and benefits	272,560	274,050		21,376
Accrued bonuses	119,962			126,575
Accrued stock-based compensation	342,997	399,157		179,079
Accrued capital expenditures	813,678
Other accrued expenses	640,393	168,646		143,216
Totals	$ 3,802,416	$ 1,336,368	$ 1,271,794	$ 543,646